Note 15 - Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Quarterly Financial Information [Text Block]
15.
   SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following is a summary of unaudited quarterly results of operations for the years ended
March 31, 2021
and
2020
:

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2020	2020	2020	2021
Net sales	$23,524,600	$24,861,680	$28,502,049	$49,214,204
Gross profit	256,754	1,091,097	4,495,849	17,741,498
Net earnings (loss)	(858,862)	(250,005)	2,129,745	10,403,597
Basic	(0.12)	(0.04)	0.30	1.49
Diluted	(0.12)	(0.04)	0.30	1.49

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2019	2019	2019	2020
Net sales	$40,975,320	$39,995,580	$28,150,817	$32,980,607
Gross profit (loss)	1,471,324	(782,650)	52,933	1,868,728
Net earnings (loss)	194,772	(1,544,137)	(881,003)	(3,018,842)
Basic	0.03	(0.22)	(0.13)	(0.43)
Diluted	0.03	(0.22)	(0.13)	(0.43)